Other Transactions with Related Parties - Amounts Due from and to Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	$ 738	$ 515
Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	933	784
Financial liabilities to related parties (included in Financial Liabilities)	4,319	4,293
Total due to related parties	5,252	5,077
VEBA Trust [Member]
Related Party Transaction [Line Items]
Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	215	222
Financial liabilities to related parties (included in Financial Liabilities)	4,192	4,288
Total due to related parties	4,407	4,510
Fiat [Member]
Related Party Transaction [Line Items]
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	725	500
Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	714	558
Financial liabilities to related parties (included in Financial Liabilities)	127
Total due to related parties	841	558
Other [Member]
Related Party Transaction [Line Items]
Amounts due from related parties (included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets)	13	15
Amounts due to related parties (included in Accrued Expenses and Other Liabilities)	4	4
Financial liabilities to related parties (included in Financial Liabilities)	0	5
Total due to related parties	$ 4	$ 9